Schedule of useful lives of property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2024
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years